Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 146	£ 216		£ 291
Past service cost/(credit)	(6)	(5)		(43)
Net interest (income)/cost	18	27		36
Gains from settlements	(21)	(10)		(18)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(786)	941		(187)
Pension schemes [member] | Continuing operations defined benefit pension and post-retirement healthcare scheme [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	146	181	[1]	255	[1]
Past service cost/(credit)	6	19	[1]	45	[1]
Net interest (income)/cost	18	28	[1]	34	[1]
Gains from settlements	(22)	(2)	[1]	5	[1]
Expenses	35	29	[1]	9	[1]
Net operating cost	183	255	[1]	348	[1]
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(872)	856	[1]	(90)	[1]
Post-retirement benefits [member] | Continuing operations defined benefit pension and post-retirement healthcare scheme [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	22	17	[1]	22	[1]
Past service cost/(credit)	0	(3)	[1]	(53)	[1]
Net interest (income)/cost	32	22	[1]	36	[1]
Gains from settlements	0	0	[1]	(6)	[1]
Expenses	(1)	0	[1]	0	[1]
Net operating cost	53	36	[1]	(1)	[1]
Remeasurement gains/(losses) recorded in the statement of comprehensive income	228	68	[1]	(73)	[1]
UK [member] | Continuing operations defined benefit pension and post-retirement healthcare scheme [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	13	53	[1]	58	[1]
Past service cost/(credit)	6	27	[1]	93	[1]
Net interest (income)/cost	(11)	3	[1]	3	[1]
Gains from settlements	0	0	[1]	0	[1]
Expenses	14	15	[1]	9	[1]
Net operating cost	22	98	[1]	163	[1]
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(1,169)	572	[1]	51	[1]
US [member] | Continuing operations defined benefit pension and post-retirement healthcare scheme [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	7	9	[1]	72	[1]
Past service cost/(credit)	0	2	[1]	(49)	[1]
Net interest (income)/cost	20	18	[1]	23	[1]
Gains from settlements	0	0	[1]	12	[1]
Expenses	21	12	[1]	0	[1]
Net operating cost	48	41	[1]	58	[1]
Remeasurement gains/(losses) recorded in the statement of comprehensive income	36	98	[1]	(96)	[1]
Rest of World [member] | Continuing operations defined benefit pension and post-retirement healthcare scheme [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	126	119	[1]	125	[1]
Past service cost/(credit)	0	(10)	[1]	1	[1]
Net interest (income)/cost	9	7	[1]	8	[1]
Gains from settlements	(22)	(2)	[1]	(7)	[1]
Expenses	0	2	[1]	0	[1]
Net operating cost	113	116	[1]	127	[1]
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ 261	£ 186	[1]	£ (45)	[1]

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).